ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 355,224		¥ 73,967	¥ 33,259	$ 54,440	$ 11,336	¥ 19,294
Short-term investments	7,331,268		1,473,452		1,123,566
Prepaid expenses and other current assets	722,682		252,660		110,756
Inventory	48,074		8,822		7,368
Total current assets	8,457,248		1,808,901		1,296,130
Property, equipment and software, net	704,338		81,860		107,945
Intangible assets	13,219		100		2,026
Long-term investments	530,729		1,188,286		81,338
Deferred tax assets	48,324		30,716		7,406
Operating lease right-of-use assets	806,591		264,909		123,615
Others	1,230		710		188
TOTAL ASSETS	10,685,792		3,394,532		1,637,670
Accrued expenses and other current liabilities	1,315,502		228,753		201,610
Deferred revenue, current portion	2,724,614		1,331,962		417,566
Current portion of operating lease liabilities	152,622		59,982		23,390
Income tax payable	4,654		16,093		713
Amounts due to related parties	0		460		0
Total current liabilities	4,197,392		1,637,250		643,279
Deferred revenue, non-current portion	9,125		5,674		1,398
Deferred tax liabilities	78,697		25		12,061
Non-current portion of operating lease liabilities	644,143		194,228		98,719
TOTAL LIABILITIES	4,955,937		1,837,177		$ 759,531
Net revenues	7,124,744	$ 1,091,915	2,114,855	397,306
Net income	(1,392,930)	(213,474)	226,630	19,650
Net cash generated from operating activities	603,273	92,455	1,285,054	241,869
Net cash used in investing activities	(5,596,304)	(857,671)	(2,504,566)	(198,720)
Net cash used in financing activities	5,272,100	$ 807,985	1,246,065	(29,193)
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	20,701		9,763
Short-term investments	1,347,750		1,191,664
Prepaid expenses and other current assets	605,287		195,448
Inventory	48,074		8,822
Total current assets	2,021,812		1,405,697
Property, equipment and software, net	658,592		76,955
Intangible assets	13,219		100
Land use right	28,983		0
Long-term investments	5,356		143,800
Deferred tax assets	48,324		30,716
Operating lease right-of-use assets	660,407		264,909
Others	91,644		19,692
Total non-current assets	1,506,525		536,172
TOTAL ASSETS	3,528,337		1,941,869
Accrued expenses and other current liabilities	623,002		188,975
Deferred revenue, current portion	2,724,614		1,331,962
Current portion of operating lease liabilities	125,986		59,982
Income tax payable	4,654		16,093
Amounts due to related parties	0		460
Total current liabilities	3,478,256		1,597,472
Deferred revenue, non-current portion	9,125		5,674
Deferred tax liabilities	78,697		25
Non-current portion of operating lease liabilities	527,692		194,228
Other payables	26,580		0
Total non-current liabilities	642,094		199,927
TOTAL LIABILITIES	4,120,350		1,797,399
Net revenues	7,124,744		2,114,855	397,306
Net income	2,406,144		211,799	66,934
Net cash generated from operating activities	3,945,706		1,238,366	239,307
Net cash used in investing activities	(305,448)		(1,172,967)	(195,193)
Net cash used in financing activities	¥ (132,644)		¥ (87,239)	¥ (31,040)